Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 46,814	$ 46,818
Contract assets		313	$ 221
Contract liabilities	34,912	70,335
Non-current	1,548	84
Current	33,364	70,251
Total contract liabilities	$ 34,912	$ 70,335